Leases - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Balance, beginning of period	R$ 88,534	R$ 74,822	R$ 51,534
New contracts	43,733	36,021	29,335
Re-measurement by index	8,258	3,741	1,558
Lease modification	(15,934)
Depreciation expense	(12,760)	(9,960)	(7,605)
Reclassification from (to) assets held for sale	16,090	(16,090)
Balance, end of period	127,921	88,534	74,822
Non-current	R$ 127,921	R$ 88,534	R$ 74,822